UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05336

Exact name of registrant as specified in charter:	Prudential Institutional Liquidity Portfolio, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2006

Date of reporting period:	9/30/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

SEPTEMBER 30, 2005

PRUDENTIAL

INSTITUTIONAL LIQUIDITY PORTFOLIO, INC./

INSTITUTIONAL MONEY MARKET SERIES

FUND TYPE

Money market

OBJECTIVE

High current income consistent with the

preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of September 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Your Series’ Performance

Series objective

The investment objective of the Prudential Institutional Liquidity Portfolio, Inc. (PILP)/Institutional Money Market Series (the Series) is high current income consistent with the preservation of principal and liquidity. There can be no assurance that the Series will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, visit our website at www.prudential.com.

Series Facts as of 9/30/05
	7-Day Current Yield†	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
PILP Class A*	3.58%	$1.00	38 Days	$294.6
PILP Class I**	3.63%	$1.00	38 Days	$954.1
iMoneyNet, Inc. Prime Institutional Universe Average***	3.37%	N/A	38 Days	N/A

†	The 7-Day Current Yields for Class A and Class I are net of expense reimbursements, management and distribution fee waivers. Without such expense reimbursements, management and distribution fee waivers, the yields would have been lower.

*	Class A shares are subject to distribution and service (12b-1) fees.

**	Class I shares are not subject to 12b-1 fees.

***	iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Institutional Universe Average category as of September 27, 2005, the closest date to the end of the Series’ current reporting period.

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	1

Your Series’ Performance (continued)

Institutional Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Yields would have been lower without expense reimbursements, management and distribution fee waivers. Current performance may be lower or higher than the past performance data quoted. The investment return will fluctuate, and although the Series seeks to preserve the net asset value at $1 per share, principal value may fluctuate and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, visit our website at www.prudential.com.

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Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs respectively for the PILP/Institutional Money Market Series and the iMoneyNet, Inc. Prime Institutional Universe Average every Tuesday from March 29, 2005, to September 27, 2005, the closest dates to the beginning and end of the Series’ current reporting period. The data portrayed for the Series at the end of the reporting period in the graphs may not match the data portrayed in the Series Facts table as of September 30, 2005.

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	3

Fees and Expenses (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2005, at the beginning of the period, and held through the six-month period ended September 30, 2005.

The Series’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Institutional Liquidity Portfolio, Inc./ Institutional Money Market Series		Beginning Account Value April 1, 2005	Ending Account Value September 30, 2005	Annualized Expense Ratio Based on the Six-Month Period*	Expenses Paid During the Six- Month Period**

Class A	Actual	$1,000.00	$1,015.69	0.20%	$1.01
	Hypothetical	$1,000.00	$1,024.07	0.20%	$1.01

Class I	Actual	$1,000.00	$1,015.99	0.15%	$0.76
	Hypothetical	$1,000.00	$1,024.32	0.15%	$0.76

* Net of expense reimbursements, management and distribution fee waivers.

** Series expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2005, and divided by the 365 days in the Series’ fiscal year ending March 31, 2006 (to reflect the six-month period).

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	5

This Page Intentionally Left Blank

Portfolio of Investments

as of September 30, 2005 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

ASSET BACKED SECURITIES 0.2%
$2,248	Volkswagen Auto Lease Trust 2.985%, 3/20/06	$2,248,027

CERTIFICATES OF DEPOSIT 19.3%
25,000	Bank of New York 3.766%, 10/31/05(b)	24,999,382
25,000	Barclays Bank PLC 3.74%, 11/14/05	25,000,000
25,850	Branch Banking & Trust 3.71%, 11/10/05(b)	25,847,657
25,000	Royal Bank of Scotland 4.30%, 9/28/06	25,000,000
30,000	SunTrust Banks, Inc. 3.73%, 11/14/05(b)	29,998,489
	Toronto Dominion Bank
10,000	3.03%, 12/30/05	10,000,000
50,000	3.795%, 7/30/06	50,000,000
50,000	Wells Fargo Bank 3.69%, 10/24/05	50,000,000

		240,845,528

COMMERCIAL PAPER 21.2%
	Amsterdam Funding Corp., 144A
25,000	3.67%, 10/7/05(c)	24,984,708
15,000	3.60%, 10/18/05(c)	14,974,500
50,000	Bank of America Corp. 3.62%, 10/31/05(c)	49,849,167
42,000	Fcar Owner Trust Series II, 144A 3.78%, 10/17/05(c)	41,929,440
	Market Street Funding, 144A
20,000	3.67%, 10/13/05(c)	19,975,533
25,000	3.77%, 10/27/05(c)	24,931,931
17,000	PB Finance Delaware, Inc. 3.64%, 10/12/05(c)	16,981,092
30,000	Prudential PLC 3.69%, 11/7/05(c)	29,886,225
41,000	UBS Finance, Inc. 3.76%, 11/1/05(c)	40,867,075

		264,379,671

OTHER CORPORATE OBLIGATIONS 38.7%
	American Express Credit Corp.
6,500	3.94%, 10/17/05(b)	6,508,185
46,000	3.76%, 10/5/05(b), MTN	46,010,806

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	7

Portfolio of Investments

as of September 30, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$23,000	GE Capital Assurance Co. 3.899%, 10/24/05(b)(d) (cost $23,000,000; date purchased 7/22/05)	$23,000,000
42,500	GE Capital Corp. 3.804%, 10/11/05(b)	42,500,000
25,000	Goldman Sachs Group, Inc., MTN 3.73%, 10/3/05(b)	25,014,479
50,000	Irish Life & Permanent PLC, MTN, 144A 3.832%, 10/21/05(b)	49,997,408
66,000	Merrill Lynch & Co., Inc., MTN 3.928%, 10/11/05(b)	66,000,000
10,000	MetLife Insurance Co. 3.77%, 11/2/05(b)(d) (cost $10,000,000; date purchased 2/7/05)	10,000,000
13,000	Morgan Stanley Group, MTN 4.25%, 12/27/05(b)	13,018,468
46,000	Morgan Stanley, MTN 3.67%, 10/3/05(b)	46,000,000
	National City Bank Inc., MTN
15,000	3.97%, 12/28/05(b)	14,998,941
14,000	3.69%, 11/7/05(b)	13,998,615
40,000	Nordea Bank, 144A 3.71%, 10/11/05(b)	40,000,000
11,000	Pacific Life Insurance Co. 3.994%, 12/16/05(b)(d) (cost $11,000,000; date purchased 6/15/05)	11,000,000
36,000	Skandinaviska Enskilda Banken AB, 144A 3.78%, 10/18/05(b)	36,000,000
	Travelers Insurance Co.
25,000	3.931%, 11/25/05(b)(d) (cost $25,000,000; date purchased 2/17/05)	25,000,000
5,000	3.774%, 10/10/05(b)(d) (cost $5,000,000; date purchased 7/8/05)	5,000,000
10,000	United of Omaha Life Insurance Co. 3.881%, 12/6/05(b)(d) (cost $10,000,000; date purchased 12/2/04)	10,000,000

		484,046,902

LOAN PARTICIPATION 1.0%
13,000	Countrywide Home Loans, Inc. 3.81%, 10/14/05	13,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

REPURCHASE AGREEMENT 6.9%
$85,902	Credit Suisse First Boston, 3.90% dated 9/30/05, due 10/3/05 in the amount of $85,929,918, (cost $85,902,000; the value of the collateral including accrued interest was $87,620,159)(e)	$85,902,000

Shares

MONEY MARKET MUTUAL FUND 12.6%
157,578,273	Dryden Core Investment Fund - Taxable Money Market Series(f) (cost $157,578,273; Note 3)	157,578,273

	Total Investments 99.9% (amortized cost $1,248,000,401)(a)	1,248,000,401
	Other assets in excess of liabilities 0.1%	717,911

	Net Assets 100.0%	$1,248,718,312

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Federal income tax basis is the same as for financial reporting purposes.
(b)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Private placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $84,000,000. The aggregate value of $84,000,000 is 6.7% of net assets.
(e)	Repurchase agreements are collateralized by the United States or federal agency obligations.
(f)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

MTN—Medium Term Note.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2005 were as follows:

Commercial Banks	35.7%
Financial Services	19.1
Money Market Mutual Fund	12.6
Security Brokers & Dealers	12.0
Asset Backed Securities	10.3
Life Insurance	9.1
Federal Credit Agencies	1.1

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	9

Statement of Assets and Liabilities

as of September 30, 2005 (Unaudited)

Assets
Investments, at amortized cost which approximates market value
Unaffiliated investments	$1,090,422,128
Affiliated investments	157,578,273
Cash	142,344
Dividends and interest receivable	2,452,221
Prepaid expenses	4,882

Total assets	1,250,599,848

Liabilities
Dividends payable	1,014,553
Accrued expenses	699,079
Management fee payable	114,407
Deferred directors’ fees	21,245
Transfer agent fee payable	20,000
Distribution fee payable	12,252

Total liabilities	1,881,536

Net Assets	$1,248,718,312

Net assets were comprised of:
Common stock, at par	$1,248,718
Paid-in capital in excess of par	1,247,469,594

Net assets, September 30, 2005	$1,248,718,312

See Notes to Financial Statements.

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Class A
Net asset value, offering price and redemption price per share
($294,615,241 ÷ 294,615,241 shares of $.001 par value common stock issued and outstanding)	$1.00

Class I
Net asset value, offering price and redemption price per share
($954,103,071 ÷ 954,103,071 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	11

Statement of Operations

Six Months Ended September 30, 2005 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$21,999,683
Affiliated interest income	2,652,784

Total income	24,652,467

Expenses
Management fee	1,504,954
Distribution fee—Class A	165,702
Transfer agent’s fees and expenses (including affiliated expense of $120,000)	124,000
Custodian’s fees and expenses	83,000
Insurance expenses	33,000
Registration fees	25,000
Directors’ fees	16,000
Reports to shareholders	15,000
Legal fees and expenses	13,000
Audit fee	8,000
Miscellaneous expenses	9,424

Total expenses	1,997,080
Less: Expense Subsidy (Note 4)	(326,424)
Management fee waiver (Note 2)	(376,239)
Distribution fee waiver (Note 2)	(96,659)

Net expenses	1,197,758

Net investment income	23,454,709

Realized Loss On Investments
Net realized loss on investment transactions	(5,420)

Net Increase In Net Assets Resulting From Operations	$23,449,289

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2005	Year Ended March 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$23,454,709	$28,538,290
Net realized gain (loss) on investment transactions	(5,420)	344

Net increase in net assets resulting from operations	23,449,289	28,538,634

Dividends and distributions (Note 1)
Class A	(4,294,651)	(4,895,545)
Class I	(19,154,638)	(23,643,089)

	(23,449,289)	(28,538,634)

Series share transactions (Net of share conversions) (Note 5)
Net proceeds from shares sold	4,155,884,302	9,221,538,047
Net asset value of shares issued in reinvestment of dividends and distributions	21,349,843	24,442,275
Cost of shares reacquired	(4,577,816,938)	(9,888,425,801)

Net decrease in net assets from Series share transactions	(400,582,793)	(642,445,479)

Total decrease	(400,582,793)	(642,445,479)

Net Assets
Beginning of period	1,649,301,105	2,291,746,584

End of period	$1,248,718,312	$1,649,301,105

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	13

Notes to Financial Statements

(Unaudited)

Prudential Institutional Liquidity Portfolio, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end, management investment company.

The Fund consists of two series—the Institutional Money Market Series (the “Series”) and the Liquid Assets Series. The Liquid Assets Series has not yet commenced operations. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Series may hold up to 10% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series’ policy that its custodian or designated sub custodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the

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extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective classes) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI continues to have

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Notes to Financial Statements

(Unaudited) Cont’d

responsibility for all investment advisory services pursuant to the management agreement and supervises PIM’s performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .20 of 1% of the average daily net assets of the Series. PI has contractually agreed to waive a portion (.05 of 1% of the Series’ average daily net assets) of its management fee, which amounted to $376,239 ($.0003 per share) for the six months ended September 30, 2005. The Series is not required to reimburse PI for such waiver. The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series’ Class A and Class I shares. The Series compensates PIMS for distributing and servicing the Series’ Class A shares, pursuant to the plan of distribution at an annual rate of .12 of 1% of the Series’ average daily net assets of the Class A shares. PIMS has contractually agreed to waive a portion (.07 of 1% of the Series’ average daily net assets of the Class A shares) of the distribution fee, which amounted to $96,659 ($.0004 per Class A share) for the six months ended September 30, 2005. The Series is not required to reimburse PIMS for such waiver. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

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Note 4. Expense Subsidy

PI has contractually agreed to subsidize operating expenses so that total Series operating expenses do not exceed .20% and .15% of the average daily net assets of the Class A and Class I shares, respectively. For the six months ended September 30, 2005, such reimbursement amounted to $326,424 ($.0002 per share for Class A and I shares; 0.02% of average net assets).

Note 5. Capital

The Series offers Class A and Class I shares. Class A shareholders of the Series who satisfy the minimum purchase requirements to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.

There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized Class I shares. As of September 30, 2005 Prudential owned 12,919,862 Class A shares and 233,653,504 Class I shares.

Class A	Share and Dollar Amounts
Six months ended September 30, 2005:
Shares sold	331,622,990
Shares issued in reinvestment of dividends and distributions	4,023,299
Shares reacquired	(292,776,818)

Net increase (decrease) in shares outstanding before conversion	42,869,471
Shares reacquired upon conversion into Class I	(16,814,866)

Net increase (decrease) in shares outstanding	26,054,605

Year ended March 31, 2005:
Shares sold	588,101,637
Shares issued in reinvestment of dividends and distributions	4,590,980
Shares reacquired	(596,171,573)

Net increase (decrease) in shares outstanding before conversion	(3,478,956)
Shares reacquired upon conversion into Class I	(59,722,306)

Net increase (decrease) in shares outstanding	(63,201,262)

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	17

Notes to Financial Statements

(Unaudited) Cont’d

Class I	Share and Dollar Amounts
Six months ended September 30, 2005:
Shares sold	3,824,261,312
Shares issued in reinvestment of dividends and distributions	17,326,544
Shares reacquired	(4,285,040,120)

Net increase (decrease) in shares outstanding before conversion	(443,452,264)
Shares issued upon conversion from Class A	16,814,866

Net increase (decrease) in shares outstanding	(426,637,398)

Year ended March 31, 2005:
Shares sold	8,633,436,410
Shares issued in reinvestment of dividends and distributions	19,851,295
Shares reacquired	(9,292,254,228)

Net increase (decrease) in shares outstanding before conversion	(638,966,523)
Shares issued upon conversion from Class A	59,722,306

Net increase (decrease) in shares outstanding	(579,244,217)

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SEMIANNUAL REPORT

SEPTEMBER 30, 2005

PRUDENTIAL

INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.

FINANCIAL HIGHLIGHTS

(Unaudited)

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended September 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains(b)	.016
Dividends and distributions to shareholders	(.016)

Net asset value, end of period	$1.00

Total Return(a):	1.57%
Ratios/Supplemental Data:
Net assets, end of period (000)	$294,615
Average net assets (000)	$275,415
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.20	%(d)
Expenses, excluding distribution and service (12b-1) fees(c)	.15	%(d)
Net investment income(b)	3.11	%(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Net of management and distribution fee waivers and expense subsidy (Notes 2 and 4).
(c)	Net of management fee waiver and expense subsidy (Notes 2 and 4).
(d)	Annualized.

See Notes to Financial Statements.

20	Visit our website at www.prudential.com

Class A
Year Ended March 31,
2005	2004	2003	2002	2001

$1.00	$1.00	$1.00	$1.00	$1.00

.016	.010	.016	.031	.062
(.016)	(.010)	(.016)	(.031)	(.062)

$1.00	$1.00	$1.00	$1.00	$1.00

1.55%	1.04%	1.61%	3.34%	6.43%

$268,561	$331,762	$439,783	$433,001	$468,287
$317,021	$383,687	$402,953	$468,805	$417,250

.20%	.20%	.20%	.20%	.20%
.15%	.15%	.15%	.15%	.15%
1.54%	1.03%	1.58%	3.23%	6.23%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	21

Financial Highlights

(Unaudited) Cont’d

	Class I
	Six Months Ended September 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains(b)	.016
Dividends and distributions to shareholders	(.016)

Net asset value, end of period	$1.00

Total Return(a):	1.60%
Ratios/Supplemental Data:
Net assets, end of period (000)	$954,103
Average net assets (000)	$1,225,426
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.15	%(c)
Expenses, excluding distribution and service (12b-1) fees(b)	.15	%(c)
Net investment income(b)	3.12	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Net of management fee waiver and expense subsidy (Notes 2 and 4).
(c)	Annualized.

See Notes to Financial Statements.

22	Visit our website at www.prudential.com

Class I
Year Ended March 31,
2005	2004	2003	2002	2001

$1.00	$1.00	$1.00	$1.00	$1.00

.016	.011	.016	.032	.062
(.016)	(.011)	(.016)	(.032)	(.062)

$1.00	$1.00	$1.00	$1.00	$1.00

1.60%	1.09%	1.66%	3.39%	6.48%

$1,380,740	$1,959,985	$1,713,905	$3,704,670	$2,092,210
$1,547,937	$1,688,851	$2,982,413	$3,729,340	$2,130,657

.15%	.15%	.15%	.15%	.15%
.15%	.15%	.15%	.15%	.15%
1.53%	1.07%	1.69%	3.05%	6.28%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	23

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Prudential Institutional Liquidity Portfolio, Inc. (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including a majority of the Independent Directors, met on May 24, 2005 and June 23, 2005 and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered performance and expense comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. Peer Universes and Peer Groups are mutual funds grouped according to investment style. If the quartile refers to performance, then a fund in the first quartile is among the best performers. If the quartile refers to expenses, then a fund in the first quartile has among the lowest expenses.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series

Several of the material factors and conclusions that formed the basis for the Directors reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Institutional Money Market Series

The Board received and considered information about the Fund’s historical performance for periods ending December 31, 2004, noting that the Fund had achieved performance that was in the first quartile over one-year, three-year and five-year periods in relation to the group of comparable funds in a Peer Universe.

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Approval of Advisory Agreements (continued)

The Board determined that the Fund’s performance was satisfactory.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds as provided by Lipper.

The Fund’s management fee of 0.118% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Fund expenses of 0.15%. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series

concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 521-7466	www.prudential.com

PROXY VOTING
The Board of Directors of PILP has delegated to the Series’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available on the Series’ website at www.prudential.com and on the Commission’s website at www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Acting Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via
e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Series can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series will provide a full list of its portfolio holdings on its website (www.prudential.com) as of the end of each month within approximately 30 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PILP/Institutional Money Market Series
Share Class	Class A	Class I
NASDAQ	PIMXX	PLPXX
CUSIP	744350109	744350604

MF137E2    IFS-A111561    Ed. 11/2005

Item 2 – Code of Ethics – – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not applicable with semi-annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Institutional Liquidity Portfolio, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 28, 2005

By (Signature and Title)*	/s/ Jack Benintende
Jack Benintende
Acting Treasurer and Principal Financial Officer

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.